PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
The following table presents the change in the balance of property, plant and equipment for the six-month period ended June 30, 2025 and the twelve-month period ended December 31, 2024:

(US$ MILLIONS)	June 30, 2025	December 31, 2024
Gross carrying amount
Balance at beginning of period	$19,118	$22,392
Additions (cash and non-cash)	1,355	3,280
Dispositions (1) (2)	(4,931)	(2,609)
Acquisitions through business combinations	115	10
Assets reclassified as held for sale	(333)	(2,681)
Foreign currency translation and other	1,065	(1,274)
Balance at end of period	$16,389	$19,118
Accumulated depreciation and impairment
Balance at beginning of period	$(5,886)	$(6,668)
Depreciation/depletion/impairment expense	(718)	(1,809)
Dispositions (2)	983	1,152
Assets reclassified as held for sale	142	1,156
Foreign currency translation and other	(319)	283
Balance at end of period	$(5,798)	$(5,886)
Net book value (3)	$10,591	$13,232
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(1)Includes reclassification of $1,419 million from property, plant and equipment into finance lease receivables related to vessels at the partnership’s offshore oil services.
(2)Includes the deconsolidation of the partnership’s healthcare services operation. See Note 16(b)(i) for additional information.
(3)Includes right-of-use assets of $772 million as at June 30, 2025 (December 31, 2024: $874 million).